Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of correct diluted earnings per share amounts and weighted average number of dilutive shares outstanding
The following tables summarize the correct diluted earnings per share amounts and weighted average number of dilutive shares outstanding amounts for the prior periods.

	Three months ended
	March 31, 2012	June 30, 2012 (1)	September 30, 2012	December 31, 2012	March 31, 2013	June 30, 2013	September 30, 2013
	(unaudited)
Diluted EPS (as originally reported):	$0.35	$(0.40)	$0.45	$0.69	$0.85	$0.30	$0.46
Diluted EPS (as corrected):	$0.38	$(0.40)	$0.50	$0.76	$0.93	$0.33	$0.51

Weighted Average Number of Dilutive Shares Outstanding (as originally reported):	85,335,404	78,432,132	87,888,983	87,866,613	87,777,462	87,895,953	100,176,416
Weighted Average Number of Dilutive Shares Outstanding (as corrected):	78,432,132	78,432,132	78,551,830	78,820,844	79,083,675	79,254,268	90,915,805

	Six months ended		Nine months ended		Year ended December 31, 2012
	June 30, 2012 (1)	June 30, 2013	September 30, 2012	September 30, 2013
	(unaudited)		(unaudited)		(audited)
Diluted EPS (as originally reported):	$(0.01)	$1.15	$0.44	$1.59	$1.14
Diluted EPS (as corrected):	$(0.01)	$1.26	$0.49	$1.75	$1.26

Weighted Average Number of Dilutive Shares Outstanding (as originally reported):	78,432,132	87,836,378	87,031,196	92,438,629	87,253,760
Weighted Average Number of Dilutive Shares Outstanding (as corrected):	78,432,132	79,147,972	78,492,979	83,453,835	78,598,236
(1) Prior periods with a net loss correctly presented diluted earnings per share.